INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]	The following is the net book value of these assets:

	March 31, 2015
		Accumulated
	Gross	Amortization	Net
Trade Name	$2,121,271	$-	$2,121,271
Non-Compete Agreement	244,000	(167,750)	76,250
Customer Relationships	3,830,994	(748,256)	3,082,738
Goodwill	16,765,413	-	16,765,413
Total	$22,961,678	$(916,006)	$22,045,672
	December 31, 2014
		Accumulated
	Gross	Amortization	Net
Trade Name	$2,121,271	$-	$2,121,271
Non-Compete Agreement	244,000	(152,500)	91,500
Customer Relationships	3,830,994	(552,717)	3,278,277
Goodwill	18,119,501	-	18,119,501
Total	$24,315,766	$(705,217)	$23,610,549
The following is the net book value of these assets:

	December 31, 2014
		Accumulated
	Gross	Amortization	Net
Trade Name	$2,121,271	$-	$2,121,271
Non-Compete Agreement	244,000	(152,500)	91,500
Customer Relationships	3,830,994	(552,717)	3,278,277
Goodwill	18,119,501	-	18,119,501
Total	$24,315,766	$(705,217)	$23,610,549
	December 31, 2013
		Accumulated
	Gross	Amortization	Net

Trade Name	$217,000	$-	$217,000
Non-Compete Agreement	244,000	(91,500)	152,500
Customer Relationships	534,645	(167,703)	366,942
Goodwill	151,000	-	151,000
	$1,146,645	$(259,203)	$887,442

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization of finite life intangible assets as of December 31, 2014 is as follows:
2015	$839,828
2016	772,770
2017	700,770
2018	659,270
2019 and thereafter	397,139
Total	$3,369,777